Total
Sextant Growth Fund
Sextant Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees - Sextant Growth Fund - USD ($)	Investor Shares	Z Shares
Shareholder Fee, Other	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant Growth Fund		Investor Shares	Z Shares
Management Fees	[1]	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.25%	0.26%
Total Annual Fund Operating Expenses		1.00%	0.76%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 31, 2023, the management fee paid to Saturna Capital Corporation, the Fund's Adviser, for providing services to the Fund is 0.50% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.50% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.20% (applied to the average assets at the end of each month), resulting in a total minimum fee of 0.30% and a total maximum fee of 0.70%. The average monthly management fee for the year ended November 30, 2023 was 0.54% (annual rate).

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example - Sextant Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	102	318	552	1,225
Z Shares	78	243	422	942

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the Adviser’s assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Annual Total Return

Best Quarter	Q2 2020	25.45%
Worst Quarter	Q2 2022	-17.73%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Sextant Growth Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Shares	28.25%	15.98%	11.02%	9.18%	[1]	Apr. 01, 1987
Investor Shares | After Taxes on Distributions	28.25%	15.12%	9.91%	8.63%	[1]	Apr. 01, 1987
Investor Shares | After Taxes on Distributions and Sales	16.72%	14.92%	9.35%	7.62%	[1]	Apr. 01, 1987
Z Shares	28.55%	16.27%	none	13.63%	[2]	Jun. 02, 2017
S&P 500 Index (refects no deduction for fees, expenses, or taxes)	26.29%	15.70%	12.03%	10.24%	[2]	Jun. 02, 2017
[1]	Sextant Growth Fund Investor Shares began operations April 1, 1987.
[2]	Sextant Growth Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the S&P 500 index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Sextant Growth Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Sextant Growth Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Sextant Growth Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions. The Fund also tends to favor growth stocks, which tend to trade based on future earnings expectations, and may be more volatile than slower-growing value stocks, especially when market expectations are not met.

Sextant Growth Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sextant Growth Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events, which may cause the Fund's returns to suffer.

Sextant International Fund
Investment Objective
Long-term capital growth.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees - Sextant International Fund - USD ($)	Investor Shares	Z Shares
Shareholder Fee, Other	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sextant International Fund	Investor Shares	Z Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.25%	0.27%
Total Annual Fund Operating Expenses	1.00%	0.77%

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example - Sextant International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	102	318	552	1,225
Z Shares	79	246	428	954

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.16% of the average value of its portfolio.

Principal Investment Strategies

The Fund diversifies its investments among many countries, predominantly those with mature markets (such as Europe and Canada). The Fund may also invest in companies in emerging markets. The Fund invests at least 65% of its net assets in equity securities of companies with their headquarters, and at least half of their assets and earnings, outside the United States. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the Adviser’s assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Annual Total Return

Best Quarter	Q2 2020	18.46%
Worst Quarter	Q1 2020	-20.85%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Sextant International Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Shares	24.82%	10.63%	6.88%	7.45%	[1]	Sep. 28, 1995
Investor Shares | After Taxes on Distributions	24.75%	10.03%	6.10%	6.97%	[1]	Sep. 28, 1995
Investor Shares | After Taxes on Distributions and Sales	14.80%	8.30%	5.03%	6.06%	[1]	Sep. 28, 1995
Z Shares	25.12%	10.87%	none	9.24%	[2]	Jun. 02, 2017
MSCI EAFE Index (refects no deduction for fees, expenses, or taxes)	18.85%	8.70%	4.78%	5.45%	[2]	Jun. 02, 2017
[1]	Sextant International Fund Investor Shares began operations September 28, 1995.
[2]	Sextant International Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the MSCI EAFE Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Sextant International Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Sextant International Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Sextant International Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Sextant International Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sextant International Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Sextant International Fund | Foreign Investing Risk

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the Adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Sextant International Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Sextant International Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Sextant Core Fund
Sextant Core Fund
Investment Objective
Long-term appreciation and capital preservation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Core Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Sextant Core Fund Sextant Core Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Core Fund Sextant Core Fund Shares
Management Fees	0.50%	[1]
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.81%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 31, 2023, the management fee paid to Saturna Capital Corporation, the Fund's Adviser, for providing services to the Fund is 0.50% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.50% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.20% (applied to the average assets at the end of each month), resulting in a total minimum fee of 0.30% and a total maximum fee of 0.70%. The average monthly management fee for the year ended November 30, 2023 was 0.55% (annual rate).

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Sextant Core Fund | Sextant Core Fund Shares | USD ($)	83	259	450	1,002

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.54% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of US companies, 20% in foreign equity securities, and 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash. When selecting equities, the Fund follows a value investing approach and principally invests in income-producing securities of companies in mature markets with market capitalizations greater than $5 billion. When selecting fixed-income securities, the Fund may utilize a blend of US government securities, US-dollar issues of foreign governments, and investment-grade corporate debt securities, as well as money market instruments. The Fund seeks to maintain a dollar weighted average effective maturity for its fixed-income portfolio of 5-10 years, with the aim of managing portfolio volatility and liquidity.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Annual Total Return

Best Quarter	Q2 2020	11.65%
Worst Quarter	Q1 2020	-11.94%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Sextant Core Fund - Sextant Core Fund Shares	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Performance Measure Domain	9.83%	7.88%	5.37%	4.94%	Mar. 30, 2007
After Taxes on Distributions	9.12%	7.14%	4.71%	4.37%	Mar. 30, 2007
After Taxes on Distributions and Sales	5.81%	7.01%	4.49%	4.14%	Mar. 30, 2007
Dow Jones Moderate US Portfolio Index (refects no deduction for fees, expenses, or taxes)	12.70%	6.90%	5.49%	5.47%	Mar. 30, 2007
[1]	Sextant Core Fund began operations March 30, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Sextant Core Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Sextant Core Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Sextant Core Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Sextant Core Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sextant Core Fund | Foreign Investing Risk

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Sextant Core Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Sextant Core Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Sextant Core Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Sextant Short-Term Bond Fund

Investment Objective
Capital preservation and current income.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Short-Term Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Sextant Short-Term Bond Fund Sextant Short-Term Bond Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Short-Term Bond Fund Sextant Short-Term Bond Fund Shares
Management Fees	0.50%	[1]
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.60%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 31, 2023, the management fee paid to Saturna Capital Corporation, the Fund's Adviser, for providing services to the Fund is 0.50% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.50% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.20% (applied to the average assets at the end of each month), resulting in a total minimum fee of 0.30% and a total maximum fee of 0.70%. The average monthly management fee for the year ended November 30, 2023 was 0.52% (annual rate).
[2]	The Adviser has committed through March 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.60%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Sextant Short-Term Bond Fund | Sextant Short-Term Bond Fund Shares | USD ($)	61	281	488	1,084

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.06% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. The Fund typically invests in US bonds. Under normal circumstances, the Fund’s dollar-weighted average maturity does not exceed three years. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, inclusive of cash, and may invest up to 20% of its net assets in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Annual Total Return

Best Quarter	Q2 2020	2.99%
Worst Quarter	Q1 2022	-2.53%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Sextant Short-Term Bond Fund - Sextant Short-Term Bond Fund Shares	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Performance Measure Domain	3.96%	1.23%	1.12%	2.95%	Sep. 28, 1995
After Taxes on Distributions	3.10%	0.59%	0.54%	1.78%	Sep. 28, 1995
After Taxes on Distributions and Sales	2.33%	0.65%	0.58%	1.44%	Sep. 28, 1995
Bloomberg US Aggregate 1-3 Year Index (refects no deduction for fees, expenses, or taxes)	4.65%	1.46%	1.26%	3.26%	Sep. 28, 1995
[1]	Sextant Short-Term Bond Fund began operations September 28, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Sextant Short-Term Bond Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Sextant Short-Term Bond Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Sextant Short-Term Bond Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sextant Short-Term Bond Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Sextant Short-Term Bond Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Sextant Short-Term Bond Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Sextant Short-Term Bond Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Sextant Bond Income Fund
Sextant Bond Income Fund
Investment Objective
Current income.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Bond Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Sextant Bond Income Fund Sextant Bond Income Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Bond Income Fund Sextant Bond Income Fund Shares
Management Fees	0.50%	[1]
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.89%
Fee Waiver and Expense Reimbursement	(0.24%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.65%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 31, 2023, the management fee paid to Saturna Capital Corporation, the Fund's Adviser, for providing services to the Fund is 0.50% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.50% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.20% (applied to the average assets at the end of each month), resulting in a total minimum fee of 0.30% and a total maximum fee of 0.70%. The average monthly management fee for the year ended November 30, 2023 was 0.57% (annual rate).
[2]	The Adviser has committed through March 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Sextant Bond Income Fund | Sextant Bond Income Fund Shares | USD ($)	66	284	493	1,096

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. The Fund invests primarily in US bonds. Under normal circumstances, the Fund maintains a dollar weighted average maturity of six years or more. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g. Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, inclusive of cash, may invest up to 20% in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Annual Total Return

Best Quarter	Q4 2023	7.50%
Worst Quarter	Q1 2022	-7.48%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Sextant Bond Income Fund	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Sextant Bond Income Fund Shares	5.55%	0.52%	1.73%	3.97%	Mar. 01, 1993
Sextant Bond Income Fund Shares | After Taxes on Distributions	4.31%	(0.56%)	0.51%	2.44%	Mar. 01, 1993
Sextant Bond Income Fund Shares | After Taxes on Distributions and Sales	3.24%	(0.09%)	0.69%	1.74%	Mar. 01, 1993
Bloomberg US Aggregate Bond Index (refects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%	4.47%	Mar. 01, 1993
[1]	Sextant Bond Income Fund began operations March 1, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Sextant Bond Income Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Sextant Bond Income Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Sextant Bond Income Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sextant Bond Income Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Sextant Bond Income Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Sextant Bond Income Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Sextant Bond Income Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Sextant Global High Income Fund
Sextant Global High Income Fund
Investment Objective
High income,
with a secondary objective of capital preservation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global High Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Sextant Global High Income Fund Sextant Global High Income Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Global High Income Fund Sextant Global High Income Fund Shares
Management Fees	0.50%	[1]
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.16%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%
[1]	Management Fees in the table have been restated to reflect current fees. Effective March 31, 2023, the management fee paid to Saturna Capital Corporation, the Fund's Adviser, for providing services to the Fund is 0.50% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.50% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.20% (applied to the average assets at the end of each month), resulting in a total minimum fee of 0.30% and a total maximum fee of 0.70%. The average monthly management fee for the year ended November 30, 2023 was 0.55% (annual rate).
[2]	The Adviser has committed through March 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Sextant Global High Income Fund | Sextant Global High Income Fund Shares | USD ($)	77	290	504	1,120

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.30% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in a globally diversified portfolio of income-producing debt and equity securities, including preferred stocks, depositary receipts, and high-yield bonds (“junk bonds”). The Fund may invest in US and non-US government bonds. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio’s fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. The Fund does not, as a principal investment strategy, target any specific maturity dates for its debt securities, but notes that high-yield bonds have a typical maturity of 3-10 years. When selecting equities, the Fund principally invests in income-producing securities of companies with market capitalizations greater than $5 billion.

Under normal circumstances, the Fund invests its assets as follows:

•	No more than 50% in common stocks

•	No more than 50% in securities of US issuers

•	No more than 50% in bonds rated A3 or higher

•	No more than 33% in securities of emerging market issuers

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Annual Total Return

Best Quarter	Q4 2022	9.09%
Worst Quarter	Q1 2020	-16.87%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 and 5 years and for the life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Sextant Global High Income Fund - Sextant Global High Income Fund Shares	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Performance Measure Domain	10.02%	4.00%	4.06%	4.39%	Mar. 30, 2012
After Taxes on Distributions	8.19%	2.60%	2.67%	3.08%	Mar. 30, 2012
After Taxes on Distributions and Sales	5.84%	2.43%	2.30%	2.64%	Mar. 30, 2012
S&P Global 1200 Index (refects no deduction for fees, expenses, or taxes)	23.38%	13.08%	9.11%	10.24%	Mar. 30, 2012
[1]	Sextant Global High Income Fund began operations March 30, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Sextant Global High Income Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Sextant Global High Income Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Sextant Global High Income Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Sextant Global High Income Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sextant Global High Income Fund | Foreign Investing Risk

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgement of the Adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Sextant Global High Income Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Sextant Global High Income Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Sextant Global High Income Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Sextant Global High Income Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Sextant Global High Income Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Sustainable Equity Fund
Investment Objective
Capital appreciation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Sustainable Equity Fund Saturna Sustainable Equity Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Sustainable Equity Fund Saturna Sustainable Equity Fund Shares
Management Fees	0.65%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%
[1]	The Adviser has committed through March 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund Shares | USD ($)	77	309	536	1,190

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the Example, affect your after-tax returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.61% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world that the Fund’s Adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund’s Adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance (“ESG”).

The Fund’s Adviser employs a fundamental research driven approach to stock selection and portfolio construction. The Adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The Adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s Adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The use of third-party data does not include third-party ESG ratings or criteria established by third parties for third-party ratings. The Fund’s ESG evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the Adviser. The Fund’s Adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel exploration, production, or refining. The Fund generally does not invest in any issuer with exposure to the foregoing businesses, but may invest in an issuer if the issuer is not primarily engaged in higher ESG risk businesses.

The Fund diversifies its investments across industries, companies, and countries, and generally follows a large and mid-cap value investment approach. The Fund prefers seasoned companies that are expected to grow revenue and earnings, favoring equities of companies trading for less than the Adviser’s assessment of their intrinsic value, which typically means companies with low price/ earnings multiples, strong balance sheets, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations of greater than $5 billion. The Fund may invest up to 30% of net assets in companies with headquarters in countries with developing economies and/or markets.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.

Annual Total Return

For the period 3/27/2015 (the Fund’s inception) through 12/31/2015, and not annualized.
Best Quarter	Q2 2020	19.57%
Worst Quarter	Q1 2020	-14.69%

Average Annual Total Returns

The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Saturna Sustainable Equity Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Saturna Sustainable Equity Fund Shares	18.81%	11.11%	7.37%	Mar. 27, 2015
Saturna Sustainable Equity Fund Shares | After Taxes on Distributions	18.63%	10.99%	7.26%	Mar. 27, 2015
Saturna Sustainable Equity Fund Shares | After Taxes on Distributions and Sales	11.44%	8.90%	5.96%	Mar. 27, 2015
S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)	23.38%	13.08%	9.52%	Mar. 27, 2015
[1]	Saturna Sustainable Equity Fund began operations March 27, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Sustainable Equity Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Sustainable Equity Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna Sustainable Equity Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Sustainable Equity Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Sustainable Equity Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events which may cause the Fund's returns to suffer.

Saturna Sustainable Equity Fund | Foreign Investing Risk

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Sustainable Equity Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna Sustainable Equity Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Sustainable Equity Fund | Investment Strategy Risk

Investment strategy risk: The Adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines.

Saturna Sustainable Equity Fund | Growth Investing Risk
Growth investing risk: The Fund may invest in growth stocks, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.
Saturna Sustainable Bond Fund
Saturna Sustainable Bond Fund
Investment Objective
Current income and capital preservation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Sustainable Bond Fund Saturna Sustainable Bond Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Sustainable Bond Fund Saturna Sustainable Bond Fund Shares
Management Fees	0.55%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.65%
[1]	The Adviser has committed through March 31, 2025, to waive fees and/ or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Sustainable Bond Fund | Saturna Sustainable Bond Fund Shares | USD ($)	66	265	460	1,025

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.62% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund’s Adviser believes demonstrate sustainable characteristics. The Fund typically invests in US and foreign government bonds, municipal bonds, asset-backed securities, high quality commercial paper, and bank obligations. For purposes of this investment policy, the Fund’s Adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance (“ESG”).

The Fund’s Adviser employs a fundamental research driven approach to stock selection and portfolio construction. The Adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The Adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s Adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The use of third-party data does not include third-party ESG ratings or criteria established by third parties for third-party ratings. The Fund’s ESG evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the Adviser. The Fund’s Adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel exploration, production, or refining. The Fund generally does not invest in any issuer with exposure to the foregoing businesses, but may invest in an issuer if the issuer is not primarily engaged in higher ESG risk businesses.

Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more, invests at least 65% of its assets in bonds within the four highest grades (AAA, AA, A, or BBB) at the time of purchase, and may invest up to 35% in unrated and high-yield bonds (“junk bonds”).

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.

Annual Total Return

*For the period 3/27/2015 (the Fund’s inception) through 12/31/2015, and not annualized
Best Quarter	Q4 2023	5.64%
Worst Quarter	Q2 2022	-4.42%

Average Annual Total Returns

The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based market index.

Average Annual Total Returns - Saturna Sustainable Bond Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Saturna Sustainable Bond Fund Shares	6.94%	1.88%	1.35%	Mar. 27, 2015
Saturna Sustainable Bond Fund Shares | After Taxes on Distributions	5.38%	1.10%	0.44%	Mar. 27, 2015
Saturna Sustainable Bond Fund Shares | After Taxes on Distributions and Sales	4.03%	1.11%	0.58%	Mar. 27, 2015
FTSE World BIG Bond Index (reflects no deduction for fees, expenses, or taxes)	6.44%	(0.48%)	0.45%	Mar. 27, 2015
[1]	Saturna Sustainable Bond Fund began operations March 27, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Sustainable Bond Fund | Market Risk

Market Risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Sustainable Bond Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna Sustainable Bond Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Sustainable Bond Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events which may cause the Fund's returns to suffer.

Saturna Sustainable Bond Fund | Foreign Investing Risk

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Sustainable Bond Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna Sustainable Bond Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Sustainable Bond Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Sustainable Bond Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Sustainable Bond Fund | Investment Strategy Risk

Investment strategy risk: The Adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines.